Non-cash share-based compensation - Additional Information (Detail) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2020 USD ($) shares	Jun. 30, 2019 USD ($)	Dec. 31, 2018	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected dividend yield	0.00%
Vesting period, years	4 years
Stock option expire, years	10 years
Stock options [member] | Calyxt Inc. [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period, years	6 years
Stock option expire, years	10 years
Risk-free interest rate	U.S. Treasury zero-coupon yield
Performance Stock Unit [Member] | Calyxt Inc. [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based arrangement number of other equity instruments granted | shares	311,667
Share based payment expense	$ 0.2
Performance Stock Unit [Member] | Calyxt Inc. [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share Based Payment Arrangement Percentage Payout	0.00%
Performance Stock Unit [Member] | Calyxt Inc. [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share Based Payment Arrangement Percentage Payout	120.00%
Performance Stock Unit [Member] | Calyxt Inc. [member] | Performance Period [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share Based Arrangement Service Period	3 years
Performance Stock Unit [Member] | Calyxt Inc. [member] | Restricted Period [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share Based Arrangement Service Period	2 years
Stock options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	$ 5.5	$ 5.7
Stock options [member] | Calyxt Inc. [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	2.4	2.7
Warrants [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	0.2	0.5
S A free shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	$ 0.1	0.1
Vesting description	The free shares granted prior to 2018 are subject to a two-year vesting period for French employees and four years for foreign citizens. The free shares granted in 2018 and after are subject to a one-year vesting period for French employees and two-years for foreign citizens.
Dividend yield	0.00%
S A free shares [member] | French employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period, years			1 year	2 years
S A free shares [member] | Foreign citizens [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period, years			2 years	4 years
RSU Calyxt 2017 [member] | Calyxt Inc. [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	$ 1.0	$ 2.8
Vesting description	Restricted stock units generally vest and become unrestricted over five years after the date of grant.